Employee Option Plans - Schedule of Share-Based Compensation Expense Resulting from Stock Options Grants (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Share-Based Compensation Expense Resulting from Stock Options Grants [Line Items]
Total share-based compensation expense	$ 31,147	$ 16,164	$ 18,622
General and administrative expenses [Member]
Schedule of Share-Based Compensation Expense Resulting from Stock Options Grants [Line Items]
Total share-based compensation expense	$ 31,147	$ 16,164	$ 18,622